FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Accordion loan amount	$ 30,000
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	39,177	$ 31,078
Restricted Cash	5,207	2,283
Fair Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan	(72,561)	(84,640)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2018-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(78,101)	(87,239)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2022-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(73,836)	(79,351)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of Nordic Hawk [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(47,524)	(53,540)
Carrying Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	39,177	31,078
Restricted Cash	5,207	2,283
Carrying Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan	(72,494)	(84,155)
Carrying Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2018-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(77,241)	(86,145)
Carrying Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of 2022-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(73,028)	(78,425)
Carrying Value [Member] | Level 2 [Member] | Recurring [Member] | Financing of Nordic Hawk [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	$ (46,941)	$ (52,871)